Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 981,149	¥ 1,184,829
Nonaccrual loans not requiring an allowance for credit losses	200,953	201,166
Loans held for sale placed on nonaccrual status	45,177	7,946
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	343,483	633,768
Nonaccrual loans not requiring an allowance for credit losses	106,692	109,919
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	293,576	224,566
Nonaccrual loans not requiring an allowance for credit losses	84,058	84,837
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	51,364	56,175
Nonaccrual loans not requiring an allowance for credit losses	3,773	3,579
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	64,498	62,578
Nonaccrual loans not requiring an allowance for credit losses	0	0
MUAH
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	12,743	15,349
Nonaccrual loans not requiring an allowance for credit losses	3,564	0
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	182,730	165,775
Nonaccrual loans not requiring an allowance for credit losses	2,859	2,824
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	32,755	26,618
Nonaccrual loans not requiring an allowance for credit losses	¥ 7	¥ 7